Operating Real Estate (Details 2) (USD $)	3 Months Ended		12 Months Ended							1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 facility	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Timeshare ownership member unit	Dec. 31, 2012 Timeshare ownership member unit	Dec. 31, 2011 Timeshare ownership member unit	Dec. 31, 2013 Manufactured homes home	Mar. 31, 2011 Midwest Holdings [Member]
Real Estate Sales and Discontinued Operations
Number of timeshare units sold						29	38	15
Sales proceeds	$ 7,321,000	$ 26,570,000	$ (1,695,000)	$ 32,347,000	$ (4,340,000)	$ 17,500,000	$ 22,700,000	$ 8,700,000	$ 7,200,000
Gain (Loss)				11,372,000		12,200,000	20,900,000	3,700,000	(1,200,000)
Amount financed by seller for sale of units						600,000	900,000	2,300,000	4,700,000
Number of manufactured homes sold									436
Revenue
Rental and escalation income	0	960,000	3,736,000	7,202,000	9,057,000
Other revenue	0	92,000	92,000	0	219,000
Total revenue	0	1,052,000	3,828,000	7,202,000	9,276,000
Expenses
Other interest expense	0	470,000	1,893,000	1,934,000	4,129,000
Real estate properties—operating expenses	350,000	0	34,000	1,580,000	1,296,000
Other Expenses			195,000	66,000	0
Impairment on operating real estate(3)			8,613,000	966,000	0
Other general and administrative			79,000	1,076,000	1,585,000
Depreciation and amortization	0	369,000	1,370,000	1,708,000	2,135,000
Total expenses	384,000	892,000	12,184,000	7,330,000	9,145,000
Income (loss) from discontinued operations	(384,000)	160,000	(8,356,000)	(128,000)	131,000
Gain on sale from discontinued operations			0	2,079,000	17,198,000
Total income (loss) from discontinued operations			(8,356,000)	1,951,000	17,329,000
Disposal Group Including Discontinued Operation Number Of Facilities Sold			18
Percentage of common membership interest sold in Midwest Holdings (percent)										100.00%
Realized loss in connection with sale and deconsolidation of common membership interest	$ (3,355,000)	$ 0	$ 299,802,000	$ 0	$ 0					$ 500,000